Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.drinkerbiddle.com

April 13, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust’s High Yield Fixed Income Fund and the High Yield Municipal Fund, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement dated March 29, 2018 for the Trust’s High Yield Fixed Income Fund and the High Yield Municipal Fund, filed pursuant to Rule 497 on March 29, 2018 (accession number 0001193125-18-100641), to the Trust’s Fixed Income Funds prospectus dated July 31, 2017, such supplement is incorporated by reference into this Rule 497 document.

Questions and comments concerning the filing may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Peter K. Ewing

Kevin P. O’Rourke

Jose J. Del Real, Esq.

Angela R. Burke, Esq.

Stacy H. Louizos, Esq.